Prepaid Expenses - Schedule of Estimated Aggregate Expense (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses [Abstract]
2026	$ 271,127
2027	250,000
2028	250,000
2029	62,500
Total	$ 833,627	$ 75,118